Earnings per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator
Net loss attributable to Tsakos Energy Navigation Limited	$ (37,462)	$ (49,263)	$ (89,496)
Preferred share dividends	(3,676)	0	0
Net loss attributable to common stockholders	$ (41,138)	$ (49,263)	$ (89,496)
Denominator
Weighted average common shares outstanding	56,698,955	53,301,039	46,118,534
Basic and diluted loss per common share	$ (0.73)	$ (0.92)	$ (1.94)